Leases	12 Months Ended
Mar. 31, 2012
Leases

23. Leases

As Lessee:

The Company has leased buildings, satellite channels, office equipment, computer equipment, certain circuit capacities, Customer Premise Equipment (CPE) sites, Automated teller machine (ATM) and ATM related equipments under operating lease arrangements. Operating lease rent expense was Rs. 9,510 million, Rs. 8,953 million and Rs. 14,393 million (US$ 283 million) in fiscals 2010, 2011 and 2012 respectively. Operating lease rentals includes, Rs. 7,032 million, Rs. 6,804 million and Rs. 7,358 million (US$ 145 million) in fiscals 2010, 2011 and 2012 respectively, under capacity purchase agreements on specified cables for a stated period of time.

The future minimum non-cancelable lease rental payments are as follows:

Years ending March 31,	(In millions)
2013	Rs.	3,410	US$	67
2014		3,274		64
2015		3,076		60
2016		2,780		55
2017		2,043		40
Thereafter		7,333		144

Total minimum lease commitments	Rs.	21,916	US$	430

The minimum future lease payments have not been reduced by minimum operating sublease rentals of Rs. 258 million due in the future under non-cancellable subleases for certain buildings which extend until December, 2020. Rs. 87 million and Rs. 46 million (US$ 1 million) in fiscal 2011 and fiscal 2012 respectively was recognized as sublease rental income.

As Lessor:

IRUs with costs of Rs. 505 million and accumulated depreciation of Rs. 250 million have been leased under operating lease arrangements. Depreciation expense of Rs. 34 million, (US$ 1 million) in respect of these assets has been recognized in fiscal 2010, 2011 and 2012.

Cost and accumulated depreciation of IRUs in which only a portion of capacity has been leased under operating lease arrangements are not readily determinable as these are not allocable to the leased capacity. Lease rental income related to IRU’s was Rs. 318 million, Rs. 147 million and Rs. 317 million (US$ 6 million) in fiscals 2010, 2011 and 2012 respectively.

Future non-cancelable lease rent payments to be received are as follows:

Years ending March 31,	(In millions)
2013	Rs.	371	US$	7
2014		328		6
2015		328		6
2016		329		7
2017		326		6
Thereafter		2,004		40

Total minimum lease receipts	Rs.	3,686	US$	72